Offerings	Apr. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 2,875,003.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 397.04
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Liberty Defense Holdings, Ltd. (the "Registrant") previously registered securities with a proposed maximum aggregate offering price not to exceed $20,125,000 on a Registration Statement on Form F-1 (File No. 333-293217), which was declared effective by the U.S. Securities and Exchange Commission on March 31, 2026. In accordance with Rule 462(b) promulgated under the Securities Act, the Registrant hereby registers an additional amount of securities having a proposed maximum aggregate offering price of $2,875,003, which includes the additional common shares, no par value per share (the "Common Shares"), that the underwriters have the option to purchase to cover over-allotments. (3) Pursuant to Rule 416 under the Securities Act, the securities registered hereby include an indeterminate number of additional securities as may become issuable by reason of share splits, share dividends, recapitalizations or similar transactions from time to time.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase Common Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Common Shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants), if any, is $2,875,003.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Shares underlying Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Common Shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants), if any, is $2,875,003.